Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Reconciliation of Principal Balances of Debt Obligations to the Balance Sheet
The Company’s long-term debt obligations consist of the following:

	December 31, 2021
($ in millions)	Principal	Debt issuance cost, net	Total
5.350% Senior Secured U.S. Dollar Notes due October 2023	61	—	61
3.500% Senior Secured Euro Notes due July 2024	566	(3)	564
6.500% Senior Secured U.S. Dollar Notes due February 2025	1,100	(7)	1,093
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(6)	744
3.500% Senior Secured Euro Notes due June 2026	849	(5)	844
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(5)	745
2.375% Senior Secured Euro Notes due April 2028	566	(4)	562
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(6)	744
Senior Secured Notes	5,393	(36)	5,357

Euro Term Loan Facilities due January 2027	1,133	(12)	1,121
Long-term debt, less current portion	6,525	(48)	6,477

Short-term borrowings	52	—	52

Total debt	6,577	(48)	6,529

	December 31, 2020
($ in millions)	Principal	Debt issuance cost, net	Swap	Total
6.250% Senior Secured U.S. Dollar Notes due February 2022	1,000	(3)	7	1,004
4.750% Senior Secured Euro Notes due February 2023	1,043	(5)	—	1,038
5.350% Senior Secured U.S. Dollar Notes due October 2023	61	—	—	61
3.500% Senior Secured Euro Notes due July 2024	614	(4)	—	610
6.500% Senior Secured U.S. Dollar Notes due February 2025	1,100	(8)	—	1,092
3.500% Senior Secured Euro Notes due June 2026	920	(7)	—	913
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(6)	—	744
2.375% Senior Secured Euro Notes due April 2028	614	(5)	—	608
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(7)	—	743
Senior Secured Notes	6,851	(45)	7	6,813

Euro Term Loan Facilities due January 2027	1,055	(11)	—	1,044
Long-term debt, less current portion	7,906	(56)	7	7,857

Euro Term Loan Facility due January 2027	393	—	—	393
Current portion of long-term debt	393	—	—	393

Total debt	8,299	(56)	7	8,250

At December 31, 2021 and December 31, 2020, $17 million and $24 million, respectively, of debt issuance costs, net for the Revolving Credit Facilities with no outstanding borrowings, are recorded as other non-current assets in the consolidated balance sheets.

Summary of Payments due under Significant Contractual Commitments
The principal amount of long-term debt maturing over the next five years and thereafter as of December 31, 2021 is as follows ($ in millions):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2022	—	—	—
2023	61	—	61
2024	—	793	793
2025	1,100	227	1,327
2026	750	1,076	1,826
2027 and thereafter	1,500	1,019	2,519
Total principal payments	3,411	3,115	6,525
The borrowers must repay the Euro Term Loan Facilities in installments, as detailed below:

Due Date	Amount (€ in millions)
January 25, 2024	200
January 25, 2025	200
January 25, 2026	200
January 25, 2027	400

Schedule of Senior Secured Notes
The key terms of our senior secured notes (the “Notes”), which were rated Ba3 and BB by Moody’s Investor Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), respectively, at December 31, 2021, are as follows:

Description	Principal (in millions)	Effective Interest Rate	Issuer	Guarantors	Collateral	Redemption	Interest payments
5.350% Senior Secured U.S. Dollar Notes due October 2023	$61	5.47%	IGT	**	††	+	Semi-annually in arrears
3.500% Senior Secured Euro Notes due July 2024	€500	3.68%	Parent	*	†	++	Semi-annually in arrears
6.500% Senior Secured U.S. Dollar Notes due February 2025	$1,100	6.71%	Parent	*	†	++	Semi-annually in arrears
4.125% Senior Secured U.S. Dollar Notes due April 2026	$750	4.34%	Parent	*	†	+++	Semi-annually in arrears
3.500% Senior Secured Euro Notes due June 2026	€750	3.65%	Parent	*	†	+++	Semi-annually in arrears
6.250% Senior Secured U.S. Dollar Notes due January 2027	$750	6.41%	Parent	*	†	++	Semi-annually in arrears
2.375% Senior Secured Euro Notes due April 2028	€500	2.50%	Parent	*	†	+++	Semi-annually in arrears
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750	5.39%	Parent	*	†	+++	Semi-annually in arrears

*    Certain subsidiaries of the Parent.

**    The Parent and certain subsidiaries of the Parent.

†    Ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

††    Certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

+    International Game Technology (“IGT”) may redeem in whole or in part at any time prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. IGT may also redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain gaming regulatory events. Upon the occurrence of certain events, IGT will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++    The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.
+++ The Parent may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture, together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.
Schedule of Revolving Credit Facilities
The Parent and certain of its subsidiaries are party to a Senior Facilities Agreement dated November 4, 2014, as amended (the “RCF Agreement”), which provides for the following multi-currency revolving credit facilities (the “Revolving Credit Facilities”) which mature on July 31, 2024:

Maximum Amount Available (in millions)	Facility	Borrowers
$1,050	Revolving Credit Facility A	Parent, IGT, and IGT Global Solutions Corporation
€625	Revolving Credit Facility B	Parent, IGT Lottery S.p.A. (formerly Lottomatica Holding S.r.l), and IGT Lottery Holdings B.V.

Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit	The following table summarizes the letters of credit outstanding at December 31, 2021 and 2020 and the weighted-average annual cost of such letters of credit:

($ in millions)	Letters of Credit Outstanding (1)	Weighted- Average Annual Cost
December 31, 2021	335	1.08%
December 31, 2020	427	1.06%
(1) Represents letters of credit outstanding not under the Revolving Credit Facilities.

Schedule of Interest Expense

	For the year ended December 31,
($ in millions)	2021	2020	2019
Senior Secured Notes	292	344	351
Term Loan Facilities	30	37	36
Revolving Credit Facilities	29	31	28
Other	4	1	8
Interest expense	354	413	423
Interest income	(13)	(15)	(12)
Interest expense, net	341	398	411